[LETTERHEAD]
                                  May 17, 2000



                                                BRENDAN N. O'SCANNLAIN
                                                      Direct Dial
                                                    (503) 294-9886
                                             email bnoscannlain@stoel.com


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.   20549

         Transmitted herewith through the EDGAR system is a supplement dated April 27, 2000 to the Columbia Fund's Statement of Additional Information dated February 22, 2000 for filing with the Commission pursuant to Rule 497(e) of Regulation C for the following registrants:

                                                            File Nos.
                                                       -----------------

     Columbia Balanced Fund, Inc.                      33-41401/811-6338
     Columbia Common Stock Fund, Inc.                  33-41400/811-6341
     Columbia Daily Income Company                     2-51727/811-2507
     Columbia Fixed Income Securities Fund, Inc.       2-79750/811-3581
     Columbia Growth Fund, Inc.                        2-25785/811-1449
     Columbia High Yield Fund, Inc.                    33-65478/811-7834
     Columbia International Stock Fund, Inc.           33-48994/811-7024
     Columbia Oregon Municipal Bond Fund, Inc.         2-89785/811-3983
     Columbia Real Estate Equity Fund, Inc.            33-73540/811-8256
     Columbia Small Cap Fund, Inc.                     333-5863 /811-7671
     Columbia Special Fund, Inc.                       2-99207/811-4362
     Columbia U.S. Government Securities Fund, Inc.    33-8843  /811-4842
     Columbia National Municipal Bond Fund, Inc.       33-65474/811-7832

Securities and Exchange Commission
Judiciary Plaza
May 17, 2000
Page 2


         If you have any questions, please contact the undersigned at (503) 294-9886.

                                   Sincerely,

                                   BRENDAN N. O'SCANNLAIN

                                   Brendan N. O'Scannlain

BNO:LDE:mej
cc:      Mr. Mark A. Wetzien

                                   [Bird Logo]

                                Supplement to the
               Columbia Funds' Statement of Additional Information
                             dated February 22, 2000


MANAGEMENT. The section of the Statement of Additional Information entitled "Management," appearing on page 38, is amended by replacing all of the paragraphs in the section listing the current directors and officers with the following:

     Each Fund is managed under the supervision of the Board of Directors, which has responsibility for overseeing decisions relating to the investment policies and objectives of the Fund. The Board of Directors of each Fund meets quarterly to review the Fund's investment policies, performance, expenses, and other business matters. The directors and officers of the Funds are listed below, together with their principal business occupations. All principal business positions have been held for more than five years, except that positions with the Small Cap Fund and Columbia National Municipal Bond Fund have been held since August 1996 and January 1999, respectively, and except as otherwise indicated.

J. JERRY INSKEEP, JR.,* + Age 69, Chairman and Director of each Fund; Chairman and Trustee of CMC Fund Trust ("CMC Trust"); Consultant to FleetBoston Financial Corporation (since December 1997); formerly President of the CMC Trust and each of the Columbia Funds; formerly Chairman and a Director of Columbia Funds Management Company (the "Adviser"), Columbia Management Co., and Columbia Trust Company (the "Trust Company"); and formerly a Director of Columbia Financial Center Incorporated ("Columbia Financial"). Mr. Inskeep's business address is 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207.

JAMES C. GEORGE, Age 67, Director of each Fund (since June 1994) and Trustee of CMC Trust (since December 1997). Mr. George, former investment manger of the Oregon State Treasury (1966-1992), is an investment consultant. Mr. George's business address is 1001 S.W. Fifth Avenue, Portland, Oregon 97204.

PATRICK J. SIMPSON, Age 55, Director of each Fund (since April 2000) and Trustee of CMC Trust (since April 2000); attorney with Perkins Coie LLP. Mr. Simpson's business address is 1211 S.W. Fifth Avenue, Suite 1500, Portland, Oregon 97204.

RICHARD L. WOOLWORTH, + Age 59, Director of each Fund and Trustee of CMC Trust; Chairman and Chief Executive Officer of Blue Cross and Blue Shield of Oregon; and Chairman and Chief Executive Officer of the Regence Group, health insurers. Mr. Woolworth's address is 200 S.W. Market Street, Portland, Oregon 97201.

JEFF B. CURTIS,* Age 46, President and Assistant Secretary of each Fund and CMC Trust (since April 2000); Director and President of Columbia Financial (since October 1999); Director and Senior Vice President (since January 1999) and Secretary (since April 1993) of the Trust Company; Director (since December
1997) and Senior Vice President (since January 1999) of the Adviser and Columbia Management Co. Prior to his current officer positions, Mr. Curtis was Vice President and General Counsel of the Adviser, Columbia Management Co., the Trust Company, and Columbia Financial (from April 1993 to December 1998). Mr. Curtis's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

THOMAS L. THOMSEN,* Age 56, Vice President of each Fund and CMC Trust (since April 2000); President and Chief Investment Officer (since December 1997) and Director (since 1980) of the Trust Company; Director (since 1982), President and Chief Investment Officer (since December 1997) of the Adviser; Director (since
1989), President and Chief Investment Officer (since December 1997) of Columbia Management Co. Prior to his current officer positions, Mr. Thomsen was Vice President of the Adviser, Columbia Management Co. and the Trust Company. Mr. Thomsen's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

MYRON G. CHILD,* Age 60, Vice President of each Fund and CMC Trust (since April
2000); Vice President of the Trust Company (since December 1997); Vice President of the Adviser and Columbia Management Co. (since


                                                                   (over please)

December 1997). Prior to becoming Vice President of the Adviser and Columbia Management Co., Mr. Child was Corporate Controller (from March 1981 to November
1997). Mr. Child's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

KATHLEEN M. GRIFFIN,* Age 41, Vice President of each Fund and CMC Trust (since April 2000); Vice President of Columbia Financial (since December 1997). Prior to becoming a Vice President of Columbia Financial, Ms. Griffin was Manager of Shareholder Communications (from January 1995 to November 1997). Ms. Griffin's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

JEFFREY L. LUNZER,* Age 39, Vice President of each Fund and CMC Trust (since April 2000); Vice President of the Trust Company (since April 2000), the Adviser and Columbia Management Co. (since January 1999). Prior to becoming Vice President of the Trust Company, the Adviser and Columbia Management Co., Mr. Lunzer was the Funds' Controller (from December 1998 to December 1999). Prior to joining the Adviser and Columbia Management Co., Mr. Lunzer was Vice President and Accounting Manager for WM Shareholder Services, Inc., a subsidiary of Washington Mutual Bank (from 1984 to November 1998), and Treasurer and Fund Officer of WM Group of Funds, a mutual fund company (from 1988 to November
1998). Mr. Lunzer's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

SUSAN J. WOODWORTH,* Age 48, Vice President of each Fund and CMC Trust (since April 2000); Vice President of the Trust Company (since December 1997). Prior to becoming Vice President of the Trust Company, Ms. Woodworth was Manager of Mutual Fund Operations (from July 1980 to November 1997). Ms. Woodworth's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

MARK A. WENTZIEN,* Age 40, Secretary of each Fund and CMC Trust (since April
2000); Director, Vice President and Secretary of Columbia Financial (since January 1999); Associate Counsel of the Trust Company (since January 1999); Vice President-Legal of the Adviser and Columbia Management Co. (since July 1999), and Associate Counsel (from April 1997 to June 1999). Prior to joining the Adviser and Columbia Management Co., Mr. Wentzien was an attorney with the law firm of Davis Wright Tremaine LLP (from September 1985 to April 1997). Mr. Wentzien's business address is 1300 S.W. Sixth Avenue, Portland, Oregon 97207.

         *These individuals are "interested persons" as defined by the Investment Company Act of 1940 (the "1940 Act") and receive no fees or salaries from any Fund or the CMC Trust.

         + Member of the Executive Committee. The Executive Committee has all powers of the Board of Directors when the Board is not in session, except as limited by law.


                              Dated: April 27, 2000